S-K 1603(a) SPAC Sponsor	Jun. 04, 2026 USD ($) shares
SPAC Sponsor [Line Items]
SPAC Sponsor, Affiliate, or Promoter	Sponsor
SPAC Sponsor Name	Meridian3 Partners Sponsor LLC
SPAC Sponsor Form of Organization	Limited Liability Company
SPAC Sponsor Business, General Character [Text Block]	Our sponsor is a Delaware limited liability company, which was formed to invest in us. Although our sponsor is permitted to undertake any activities permitted under the Delaware Limited Liability Company Act and other applicable law, our sponsor’s business is focused on investing in our company.
Dr Sir Ralf Speth KBE FREng FRS [Member]
SPAC Sponsor [Line Items]
Experience and Involvement in Other SPACs [Text Block]

Professor Dr Sir Ralf Speth KBE FREng FRS (the Chairman of our board of directors), F. Jeremey Mistry (our Chief Executive Officer) and Dr. Stefan Berger (our Chief Investment Officer) previously formed the management team of Pegasus Digital Mobility Acquisition Corp. which raised $225 million in its IPO in October 2021 and later merged with SCHMID Group N.V. (NASDAQ: SHMD), a German-headquartered machinery company which has been traded on Nasdaq since 2024. The De-SPAC transaction valued SCHMID Group N.V. at $640 million. At the closing of the De-SPAC, Pegasus had entered into non-redemption and investment agreements with shareholders securing committed capital of approximately $26 million with holders of 21,038,463 of Pegasus’ public shares exercising their redemption rights in 2023 and 2024 resulting in redemption payments of approximately $220 million. On June 1, 2026, SCHMID Group N.V.’s share price closed at a trading price of $6.64.

Sir Ralf served as Chairman of the Board and Chief Executive Officer of Pegasus Digital Mobility Acquisition Corp., Mr. Mistry served as the company’s Chief Financial Officer and Secretary, Dr. Berger served as the company’s Chief Investment Officer, and Jeffrey H. Foster (our Chief Financial Officer) served as an independent director on the board of Pegasus Digital Mobility Acquisition Corp until its successful business combination with SCHMID Group N.V. Sir Ralf and Dr. Berger currently serve on the board of directors of SCHMID Group N.V.

David Bulley [Member]
SPAC Sponsor [Line Items]
Experience and Involvement in Other SPACs [Text Block]

David Bulley, our director, served as legal counsel to Pegasus in connection with the business combination. Mr. Bulley has also served as legal counsel on a number of SPAC and de-SPAC transactions in the United States and Hong Kong. Among these is the SPAC and subsequent De-SPAC of Artisan Acquisition Corp. (the De-SPAC consisting of a business combination with Prenetics Group Limited). The SPAC raised $339 million, while the entity resulting from the De-SPAC had a valuation of $1.25 billion, with holders of 28,878,277 of Artisan’s public shares exercising their redemption rights on May 9, 2022, resulting in redemption payments of $289 million. On June 1, 2026, Prenetics Global Ltd (NASDAQ: PRE)’s share price closed at a trading price of $6.64. Additionally, Mr. Bulley acted as external Cayman Islands legal counsel in connection with the SPAC and De-SPAC transactions of Silver Crest Acquisition Corporation (the De-SPAC consisting of a business combination with Tim Hortons China). The SPAC raised $300 million, while the entity resulting from the De-SPAC had a valuation of $1.4 billion, with holders of 34,143,739 of Silver Crest’s public shares exercising their redemption rights for an aggregate redemption amount of $343 million. On June 1, 2026, the share price of the resulting entity, TH International Ltd (NASDAQ: THCH), closed at a trading price of $2.01. Mr. Bulley also notably acted as legal counsel in the

SPAC IPO of Black Spade Acquisition II Co and Black Spade Acquisition III Co (each of which raised approximately $150 million) and Gobi Acquisition Corporation (which raised approximately $250 million).

Meridian3 Partners Sponsor LLC [Member] | Founder Shares [Member]
SPAC Sponsor, Compensation [Line Items]
Securities Issued or to be Issued, Shares | shares	5,031,250
Price Paid or to be Paid for Securities, Total Amount | $	$ 25,000
Meridian3 Partners Sponsor LLC [Member] | Warrants [Member]
SPAC Sponsor, Compensation [Line Items]
Securities Issued or to be Issued, Shares | shares	2,500,000
Price Paid or to be Paid for Securities, Total Amount | $	$ 3,750,000
Meridian3 Partners Sponsor LLC, Officers And Directors [Member] | Reimbursement Of Out Of Pocket Expenses [Member]
SPAC Sponsor, Compensation [Line Items]
SPAC Sponsor, Nature of Reimbursement	Expenses incurred in connection with identifying, investigating, negotiating and completing an initial business combination